UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska

   68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 9/30

Item 1.  Schedule of Investments.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2010
	Shares	Value

COMMON STOCK - 86.89%
AUTO MANUFACTURERS - 7.50%
Bajaj Auto Ltd.	755	$ 24,692
Mahindra & Mahindra Ltd.	440	6,769
Maruti Suzuki India Ltd. *	400	12,824
Tata Motors Ltd.	400	9,773
		54,058
BANKS - 11.81%
Axis Bank Ltd. *	400	13,675
Central Bank Of India	2,800	12,123
Corp Bank *	1,020	15,726
Dena Bank *	2,800	6,607
Dhanlaxmi Bank Ltd. *	3,200	13,254
State Bank of India *	150	10,815
Yes Bank Ltd. *	1,650	12,854
		85,054
BEVERAGES - 1.62%
Empee Distilleries Ltd.	1,000	3,332
Radico Khaitan Ltd. *	470	1,814
United Breweries Ltd. *	333	3,057
United Spirits Ltd. *	100	3,501
		11,704
BUILDING MATERIALS - 0.41%
Gujarat Sidhee Cement Ltd. *	2,800	975
JK Cement Ltd. *	520	1,976
		2,951
CHEMICALS - 1.23%
Asian Paints Ltd.	150	8,888

COMPUTERS - 1.13%
Infosys Technologies Ltd.	120	8,144

CONSUMER DURABLES - 2.04%
Nilkamal Ltd.	1,600	14,679

COSMETICS/PERSONAL CARE - 2.17%
Dabur India Ltd.	6,500	15,619

DIVERSIFIED FINANCIAL SERVICES - 5.43%
Dewan Housing Finance Corp. Ltd.	400	2,551
Housing Development Finance Corp.	500	8,157
Magma Fincorp Ltd.	8,100	13,967
Motilal Oswal Financial Services Ltd.	600	2,372
Shriram Transport Finance Co. Ltd. *	700	12,083
		39,130
EDUCATIONAL SERVICES - 0.48%
Aptech Ltd. *	1,000	3,493

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010
	Shares	Value

ELECTRIC - 3.13%
CESC Ltd. *	180	$ 1,541
JSW Energy Ltd.	1,700	4,480
Reliance Infrastructure Ltd.	150	3,568
Torrent Power Ltd.	1,800	12,980
		22,569
ELECTRICAL COMPONENT & EQUIPMENT - 2.88%
Alstom Projects India Ltd. *	110	1,995
Bharat Heavy Electricals Ltd.	180	9,926
Crompton Greaves Ltd. *	1,200	8,349
KEI Industries Ltd. *	600	491
		20,761
ELECTRICAL ENGINEERING - 0.34%
ICSA India Ltd.	900	2,488

ENGINEERING & CONSTRUCTION - 2.04%
Larsen & Toubro Ltd.	280	12,791
Punj Lloyd Ltd.*	700	1,971
		14,762
FOOD - 0.67%
Nestle India Ltd. *	64	4,816

HAND/MACHINE TOOLS - 1.00%
Ador Fontech Ltd.	1,000	7,222

HEALTHCARE-PRODUCTS - 1.65%
Opto Circuits India Ltd. *	1,800	11,887

HEALTHCARE-SERVICES - 3.61%
Apollo Hospitals Enterprise Ltd.	1,800	18,208
Fortis Healthcare Ltd. *	2,220	7,792
		26,000
HOLDING COMPANIES-DIVERSIFIED - 1.44%
Aditya Birla Nuvo Ltd.	400	7,633
MAX India Ltd. *	720	2,719
		10,352
HOUSEHOLD PRODUCTS/WARES - 1.81%
Hindustan Unilever Ltd. *	450	3,094
Jyothy Laboratories Ltd.	1,500	9,954
		13,048
INSURANCE - 1.09%
Reliance Capital Ltd.	450	7,813

INVESTMENT COMPANIES - 0.13%
Bajaj Holdings and Investment Ltd. *	50	924

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010
	Shares	Value
JEWELRY MANUFACTURE - 1.61%
Rajesh Exports Ltd. *	5,290	$ 11,623

LODGING - 6.40%
Asian Hotels East Ltd.	160	1,619
Asian Hotels North Ltd.	160	1,131
Asian Hotels West Ltd.	1,360	8,522
Hotel Leela Venture Ltd. *	9,800	11,513
Indian Hotels Co. Ltd.	5,600	12,298
Royal Orchid Hotels Ltd. *	6,000	10,987
		46,070

MANUFACTURING - 0.02%
Lloyd Electric & Engineering *	100	154

MEDIA - 0.07%
Creative Eye Ltd. *	3,000	517

METAL FABRICATE/HARDWARE - 0.40%
Jindal Saw Ltd.	600	2,857

MINING - 1.20%
Hindustan Zinc Ltd. *	360	8,641

MISCELLANEOUS MANUFACTURING - 3.01%
Everest Kanto Cylinder Ltd. *	5,180	13,715
Jain Irrigation Systems Ltd.	300	7,938
		21,653
OIL & GAS - 2.14%
Reliance Industries Ltd. *	700	15,376

PHARMACEUTICALS - 6.59%
Ajanta Pharma Ltd.	2,500	13,436
Alembic Ltd. *	1,000	1,387
Jubilant Organosys Ltd. *	1,859	14,051
Ranbaxy Laboratories Ltd. *	320	3,959
Sun Pharmaceutical Industries Ltd.	325	14,610
		47,443
REAL ESTATE - 1.28%
Housing Development & Infrastructure Ltd. *	850	4,899
Peninsula Land Ltd. *	2,400	3,455
Puravankara Projects Ltd.	225	644
Ritesh Properties and Industries Ltd. *	600	215
		9,213
SHIPBUILDING - 0.88%
Pipavav Shipyard Ltd. *	3,000	6,328

SOFTWARE - 2.72%
Financial Technologies India Ltd.	520	13,327
Oracle Financial Sevices Software Ltd. *	120	5,968
Subex Ltd. *	260	298
		19,593
EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010
	Shares	Value
STORAGE/WAREHOUSING - 2.26%
Aegis Logistics Ltd.	2,000	$ 16,240

TELECOMMUNICATIONS - 1.36%
Bharti Airtel Ltd.	1,200	9,780

TEXTILES - 1.61%
Bombay Rayon Fashions Ltd. *	1,350	7,676
Vardhman Textiles Ltd. *	560	3,899
		11,575
TRANSPORTATION - 0.39%
Great Eastern Shipping Co. Ltd. *	400	2,795

TRUCK MANUFACTURING - 1.34%
Ashok Leyland Ltd. *	6,000	9,625

TOTAL COMMON STOCK		625,845
( Cost - $513,916)

TOTAL INVESTMENTS - 86.89%
( Cost - $513,916) (a)		625,845
OTHER ASSETS LESS LIABILITIES - 13.11%		94,454
NET ASSETS - 100.00%		$ 720,299

* Non-income producing security.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:

Unrealized appreciation		$ 146,532
Unrealized depreciation		(34,603)
Net unrealized appreciation		$ 111,929

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2010

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.
In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 625,845	-	-	$ 625,845
Total	$ 625,845	-	-	$ 625,845
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date   11/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/22/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/22/10